Commitments and Contingencies (Additional Information) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2013	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2023
Commitments and Contingencies [Line Items]
Royalty expenses		$ 300,000	$ 26,000
Finance lease liabilities		$ 0
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]		Derivative Liability, Noncurrent
Lease Expense		$ 1,000,000	1,100,000
Additional ROU assets		2,225,000	2,943,000	$ 2,500,000
Corresponding lease liabilities		1,523,000	2,237,000	$ 2,500,000
GLOPERBA [Member]
Commitments and Contingencies [Line Items]
Due From Related Party		500,000
Former Employee [Member]
Commitments and Contingencies [Line Items]
Agreement settlement payment		3,500,000
Former Employee One[Member]
Commitments and Contingencies [Line Items]
Agreement settlement payment		$ 2,500,000
Epoladerm [Member]
Commitments and Contingencies [Line Items]
Percentage on net sale		6.00%
Probudur [Member]
Commitments and Contingencies [Line Items]
Percentage on net sale		6.00%
Envelta [Member]
Commitments and Contingencies [Line Items]
Percentage on net sale		6.00%
Product Development Agreement [Member] | Developers [Member]
Commitments and Contingencies [Line Items]
Royalty expenses		$ 9,900,000	8,500,000
Accrued royalty payables		4,000,000	2,400,000
Agreement maturity date	Oct. 02, 2028
Agreement maturity renewal description	The Product Development Agreement will renew automatically for subsequent successive one-year renewal periods unless Scilex Pharma or the Developers terminate it upon six months’ written notice.
Product Development Agreement [Member] | Developers [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Royalty payment percentage related to future years	25.00%
Product Development Agreement [Member] | Developers [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Royalty payment percentage related to future years	35.00%
Product Development Agreement [Member] | Scilex Pharma [Member]
Commitments and Contingencies [Line Items]
Royalty expenses		$ 8,300,000	$ 8,300,000
Non-cancelable Lease Agreements [Member] | Minimum [Member] | Research and Development Facilities [Member]
Commitments and Contingencies [Line Items]
Operating lease, remaining lease term		2 years 9 months 18 days
Operating lease, lease term		3 years
Non-cancelable Lease Agreements [Member] | Maximum [Member] | Research and Development Facilities [Member]
Commitments and Contingencies [Line Items]
Operating lease, lease term		5 years